Grant Income (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Detailed Information of Government Grants

€ in thousands	Amount granted	Received at December 31,			Still to receive at December 31,			Recognised as grant income for the years ended December 31,
		2017	2016	2015	2017	2016	2015	2017	2016	2015
IWT 18	886	886	886	708	0	0	178	0	178	0
IWT 19	1,113	1,113	1,674	1,116	0	420	978	(76)	120	484
IWT 20	445	445	356	267	0	89	178	89	89	75
IWT 21	243	243	368	276	0	92	184	(44)	27	220

Total	2,687	2,687	3,284	2,367	0	601	1,518	(31)	414	779

The Company received several grants to support various research programs from an agency of the Flemish government to support technological innovation in Flanders (‘IWT’ – Agency for Innovation and Entrepreneurship). These grants carry clauses which require the Company to maintain a presence in the Flemish region for a number of years and invest according to pre-agreed budgets. The amounts still to receive mentioned in the table above are not recognized as receivables in the statement of financial position as there are conditions attached which are not yet met.

The Company received a fixed percentage of the expenses incurred in the following research and development projects:

IWT 18: T-cell recruiting Nanobodies for targeted delivery

Grantor:	IWT
Start date:	June 1, 2013
End date:	May 31, 2015
Amount granted:	€885,597
Amount recognized:	€885,597
Amount received:	€885,597

IWT 19: Development of a novel Nanobody-based therapeutic platform for treatment of ocular diseases

Grantor:	IWT
Start date:	April 1, 2014
End date:	March 31, 2017
Amount granted:	€1,112,926
Amount recognized:	€1,112,926
Amount received:	€1,112,926

IWT 20: Bispecific Nanobodies with enhanced specificity

Grantor:	IWT
Start date:	June 1, 2014
End date:	May 31, 2016
Amount granted:	€445,027
Amount recognized:	€445,027
Amount received:	€445,027

IWT 21: Development of Nanobody-based immunotoxins

Grantor:	IWT
Start date:	June 1, 2014
End date:	May 31, 2016
Amount granted:	€243,489
Amount recognized:	€243,489
Amount received:	€243,489